SHARE OPTIONS AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2023
SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE

The Company operates share-based payment arrangements to remunerate Directors and key employees in the form of a share option scheme. It also issues options in lieu of fees to key suppliers and collaborators. The exercise price of the option is normally equal to the market price of an ordinary share in the Company at the date of grant.

Note that the information presented below does not reflect the 65 to 1 consolidation which took place after 31 March 2023.

	2023		2022
	Options	Weighted Average exercise price (cents)	Options	Weighted Average exercise price (cents)
Outstanding at 1 April	72,400,000	7.49	60,750,000	6.90
Granted	39,820,000	1.61	28,150,000	8.41
Forfeited	(1,950,000)	-	(16,500,000)	5.91
Exercised	-	-	-	-
Outstanding at 31 March	110,270,000	5.93	72,400,000	7.49
Exercisable at 31 March	35,155,666	6.79	14,437,500	7.36

	2021
	Options	Weighted Average exercise price (cents)
Outstanding at 1 April	19,500,000	5.58
Granted	42,250,000	7.31
Forfeited	(750,000)	6.21
Exercised	(250,000)	6.21
Outstanding at 31 March	60,750,000	6.90
Exercisable at 31 March	9,250,000	6.21

SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 March 2023 (‘000)
6 July 2018	6 July 2025	4.5p	2,000
20 August 2020	19 August 2028	15.5p	750
6 January 2021	5 January 2031	5p	40,000
12 January 2021	11 January 2031	7.9p	1,500
15 April 2021	15 April 2031	7.88p	5,000
31 August 2021	31 August 2031	4.9p	14,400
31 January 2022	30 January 2032	8.0p	8,750
1 August 2022	31 July 2027	5.0p	650
20 September 2022	19 September 2027	5.0p	1,820
22 November 2022	23 November 2022	6.3p	5,000
14 March 2023	13 March 2027	2.5p	30,400
Total			110,270

SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED

The model inputs for options granted during the year ended 31 March 2023 valued under the Black Scholes Valuation model are:

	Grant Date
	1 August 2022		20 September 2022		22 November 2022		14 March 2023

Grant date share price	5	p	5	p	6.3	p	2.5	p
Exercise share price	5	p	5	p	6.3	p	2.5	p
Vesting periods	25% each quarter		100% in one year		Fully vested		25% over four years
Risk free rate	1.47%		3.26%		3.16%		3.2%
Expected volatility	81.2%		81.8%		68.3%		125%
Option life	2 years		2 years		2 years		4 years

The model inputs for options granted during the year ended 31 March 2022 valued under the Black Scholes Valuation model are:

	Grant Date
	15 April 2021		31 August 2021		31 January 2022

Grant date share price	7.7	p	4.9	p	4.8	p
Exercise share price	7.9	p	4.9	p	8.0	p
Vesting periods	25% each year		25% each year		1.25m options vest 33% each year and 7.5m options have developmental milestone performance conditions

Risk free rate	0.35%		0.30%		0.97%
Expected volatility	80.20%		77.7%		83.0%
Option life	5 years		5 years		5 years

SCHEDULE OF WARRANTS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE

	31 March 2023		31 March 2022
	Warrants	Weighted Average exercise price (cents)	Warrants	Weighted Average exercise price (cents)

Outstanding at 1 April	36,659,090	6.11	185,022,726	2.1
Granted	-	-	241,781,760	0.5
Exercised	-	-	(390,145,396)	0.7

Outstanding at 31 March	36,659,090	6.11	36,659,090	6.11

Exercisable at 31 March	909,090	3.40	1,659,090	10.30

SCHEDULE OF INPUTS FOR WARRANTS GRANTED
	29 May 2020

Grant date share price	1.75	p
Exercise share price	0.4	p

Risk free rate	0.25%
Expected volatility	79.6%
Expected life	3 years